Inventories	3 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories are stated at the lower of cost or market, with cost determined using first-in, first-out and average cost methods for different components of inventory. Inventories at March 31, 2023 and December 31, 2022 consisted of the following:

	March 31, 2023	December 31, 2022
Raw materials and supplies	$179	$218
Work in process	49	33
Finished goods	245	248
Total	$473	$499
Finished goods inventory is net of inventory reserves of $14 million and $21 million at March 31, 2023 and December 31, 2022, respectively.